Services [Member] Average Annual Total Returns - Services	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.37%	11.37%	10.93%
Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.39%	8.56%	8.17%
Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.31%	8.39%	8.14%